SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund

June 30, 2024 (Unaudited)
Principal Amount		Value
Corporate Bonds — 60.10%
Basic Materials — 2.01%
$500,000	FMC Corp., 5.15%, 5/18/26	$496,662
100,000	International Flavors & Fragrances, Inc., 1.23%, 10/1/25(a)	94,607
100,000	Nutrien Ltd., 5.90%, 11/7/24	99,990
100,000	Nutrien Ltd., 5.95%, 11/7/25	100,575
535,000	Solvay Finance America LLC, 5.65%, 6/4/29(a)	538,365
		1,330,199
Communications — 1.19%
540,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.10%, 6/1/29	541,983
250,000	Rogers Communications, Inc., 2.95%, 3/15/25	245,107
		787,090
Consumer, Cyclical — 5.54%
365,000	Aptiv Plc / Aptiv Corp., 2.40%, 2/18/25	357,455
175,000	Brunswick Corp., 0.85%, 8/18/24	173,741
500,000	Daimler Truck Finance North America LLC, 5.15%, 1/16/26(a)	497,467
300,000	Daimler Truck Finance North America LLC, 5.20%, 1/17/25(a)	299,138
500,000	Ford Motor Credit Co. LLC, 3.66%, 9/8/24	497,418
165,000	General Motors Financial Co., Inc., 4.00%, 1/15/25	163,373
265,000	General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 6.41%, 2/26/27(b)	265,188
400,000	Hyundai Capital America, 5.30%, 3/19/27(a)	399,072
250,000	Volkswagen Group of America Finance LLC, 3.95%, 6/6/25(a)	246,116
500,000	Volkswagen Group of America Finance LLC, 6.00%, 11/16/26(a)	505,771
250,000	Warnermedia Holdings, Inc., 6.41%, 3/15/26	249,946
		3,654,685
Consumer, Non-cyclical — 8.67%
375,000	Amgen, Inc., 5.15%, 3/2/28	374,968
475,000	CVS Health Corp., 5.00%, 2/20/26	471,404
200,000	Elevance Health, Inc., 4.90%, 2/8/26	198,413
250,000	EMD Finance LLC, 3.25%, 3/19/25(a)	245,591
475,000	GE HealthCare Technologies, Inc., 5.55%, 11/15/24	474,491
550,000	GE HealthCare Technologies, Inc., 5.60%, 11/15/25	550,473
225,000	Global Payments, Inc., 1.50%, 11/15/24	221,516
525,000	Haleon UK Capital Plc, 3.13%, 3/24/25	515,161
525,000	HCA, Inc., 5.20%, 6/1/28	522,893
350,000	HCA, Inc., 5.38%, 2/1/25	348,736
250,000	Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 6/1/25(a)	240,567
400,000	JDE Peet’s NV, 0.80%, 9/24/24(a)	395,144
275,000	Revvity, Inc., 0.85%, 9/15/24	272,179

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$480,000	Royalty Pharma Plc, 5.15%, 9/2/29	$475,947
415,000	Solventum Corp., 5.45%, 2/25/27(a)	414,691
		5,722,174
Energy — 5.46%
100,000	Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 2.06%, 12/15/26	92,809
450,000	Columbia Pipelines Holding Co. LLC, 6.06%, 8/15/26(a)	453,521
400,000	Continental Resources, Inc., 2.27%, 11/15/26(a)	371,247
500,000	Enbridge, Inc., 2.50%, 1/15/25	491,031
540,000	Energy Transfer LP, 5.25%, 7/1/29	536,815
500,000	Enterprise Products Operating LLC, 5.05%, 1/10/26	498,790
200,000	Kinder Morgan Energy Partners LP, 4.25%, 9/1/24	199,379
125,000	Kinder Morgan, Inc., 1.75%, 11/15/26	115,228
250,000	Kinder Morgan, Inc., 4.30%, 6/1/25	246,781
600,000	TransCanada PipeLines Ltd., 6.20%, 3/9/26	600,466
		3,606,067
Financial — 27.78%
1,000,000	American Express Co., 6.34%, 10/30/26(c)	1,009,672
250,000	Athene Global Funding, 1.61%, 6/29/26(a)	231,471
125,000	Athene Global Funding, 1.73%, 10/2/26(a)	114,752
250,000	Bank of America Corp., 5.08%, 1/20/27(c)	248,425
510,000	Barclays Plc, 5.30%, 8/9/26(c)	506,642
235,000	Capital One Financial Corp., 2.64%, 3/3/26(c)	229,966
390,000	Charles Schwab Corp. (The), (SOFR Index + 1.050%), 6.42%, 3/3/27(b)	393,164
170,000	Citigroup, Inc., 1.28%, 11/3/25(c)	167,341
350,000	Citigroup, Inc., (SOFR RATE + 0.770%), 6.13%, 6/9/27(b)	349,815
620,000	Citizens Financial Group, Inc., 5.84%, 1/23/30(c)	617,930
480,000	Comerica Bank, 2.50%, 7/23/24	478,730
170,000	Comerica, Inc., 5.98%, 1/30/30(c)	167,537
500,000	Credit Agricole SA, 5.34%, 1/10/30(a),(c)	495,021
275,000	Crown Castle, Inc., REIT, 1.35%, 7/15/25	263,121
475,000	Deutsche Bank AG, 4.16%, 5/13/25	469,201
570,000	Deutsche Bank AG, 5.71%, 2/8/28(c)	568,923
200,000	DNB Bank ASA, 1.54%, 5/25/27(a),(c)	185,364
425,000	Fifth Third Bank NA, 5.85%, 10/27/25(c)	424,540
300,000	GA Global Funding Trust, 2.25%, 1/6/27(a)	277,231
450,000	Goldman Sachs Group, Inc. (The), 5.80%, 8/10/26(c)	450,249
150,000	Goldman Sachs Group, Inc. (The), (SOFR RATE + 0.486%), 5.84%, 10/21/24(b)	150,013
382,000	Huntington Bancshares, Inc., 2.63%, 8/6/24	380,682
455,000	Huntington National Bank (The), 5.70%, 11/18/25(c)	454,003
175,000	JPMorgan Chase & Co., 5.04%, 1/23/28(c)	174,103
1,000,000	JPMorgan Chase & Co., 6.07%, 10/22/27(c)	1,017,246
425,000	KeyBank NA, 4.15%, 8/8/25	416,801
510,000	Lloyds Banking Group Plc, 4.72%, 8/11/26(c)	504,225
265,000	LPL Holdings, Inc., 6.75%, 11/17/28	278,272

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$200,000	Macquarie Airfinance Holdings Ltd., 6.40%, 3/26/29(a)	$203,555
425,000	Manufacturers & Traders Trust Co., 4.65%, 1/27/26	417,118
675,000	Mitsubishi UFJ Financial Group, Inc., 5.06%, 9/12/25(c)	673,811
650,000	Mitsubishi UFJ Financial Group, Inc., 5.72%, 2/20/26(c)	649,789
150,000	Morgan Stanley, MTN, 1.16%, 10/21/25(c)	147,845
465,000	Morgan Stanley, 5.05%, 1/28/27(c)	462,441
425,000	Nasdaq, Inc., 5.65%, 6/28/25	425,228
350,000	Nomura Holdings, Inc., 5.10%, 7/3/25	347,751
1,000,000	PNC Financial Services Group, Inc. (The), 6.62%, 10/20/27(c)	1,024,101
250,000	Societe Generale SA, (SOFR RATE + 1.050%), 6.41%, 1/21/26(a),(b)	250,138
750,000	Truist Bank, 1.50%, 3/10/25	728,410
500,000	Truist Financial Corp., MTN, 7.16%, 10/30/29(c)	530,896
600,000	UBS Group AG, 4.49%, 5/12/26(a),(c)	592,975
110,000	VICI Properties LP, REIT, 4.38%, 5/15/25	108,579
420,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(c)	400,533
360,000	Wells Fargo & Co., GMTN, 3.91%, 4/25/26(c)	354,590
		18,342,200
Industrial — 0.80%
300,000	CNH Industrial Capital LLC, 1.45%, 7/15/26	277,319
250,000	Trane Technologies Financing Ltd., 3.55%, 11/1/24	248,248
		525,567
Technology — 5.20%
1,000,000	Hewlett Packard Enterprise Co., 6.10%, 4/1/26	1,000,098
260,000	Kyndryl Holdings, Inc., 2.05%, 10/15/26	239,706
100,000	Microchip Technology, Inc., 0.98%, 9/1/24	99,147
525,000	Micron Technology, Inc., 5.38%, 4/15/28	527,079
100,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25	97,654
295,000	Oracle Corp., 5.80%, 11/10/25	296,456
300,000	Qorvo, Inc., 1.75%, 12/15/24	294,113
225,000	Roper Technologies, Inc., 2.35%, 9/15/24	223,385
200,000	TSMC Arizona Corp., 1.75%, 10/25/26	185,124
250,000	VMware LLC, 1.00%, 8/15/24	248,505
225,000	Western Digital Corp., 4.75%, 2/15/26	220,210
		3,431,477
Utilities — 3.45%
275,000	Ameren Corp., 1.95%, 3/15/27	252,537
250,000	CenterPoint Energy, Inc., (TBA), 1.45%, 6/1/26	232,331
500,000	Evergy, Inc., 2.45%, 9/15/24	496,447
250,000	Fells Point Funding Trust, 3.05%, 1/31/27(a)	235,590
260,000	NextEra Energy Capital Holdings, Inc., 5.75%, 9/1/25	260,582
190,000	Southern Co. (The), 4.48%, 8/1/24	189,563

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$300,000	System Energy Resources, Inc., 6.00%, 4/15/28	$305,169
310,000	Vistra Operations Co. LLC, 5.13%, 5/13/25(a)	308,005
		2,280,224

Total Corporate Bonds		39,679,683
(Cost $39,977,483)
Asset Backed Securities — 20.93%
167,560	ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 6/20/30(a)	168,106
365,000	Carmax Auto Owner Trust, Series 2022-4, Class D, 8.08%, 4/16/29	380,629
230,000	CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94%, 12/15/26	221,157
600,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.50%, 1/18/28	567,636
100,000	CarMax Auto Owner Trust, Series 2021-4, Class C, 1.38%, 7/15/27	93,818
170,013	CarMax Auto Owner Trust, Series 2022-1, Class A3, 1.47%, 12/15/26	165,557
1,270,000	Carmax Select Receivables Trust, Series 2024-A, Class D, 6.27%, 12/16/30	1,266,038
209,568	Carvana Auto Receivables Trust, Series 2021-N3, Class D, 1.58%, 6/12/28	200,721
234,015	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	225,857
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(a)	505,111
250,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30(a)	250,628
100,000	Dext ABS LLC, Series 2023-1, Class D, 8.82%, 3/15/33(a)	105,396
566,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	547,526
31,933	Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 9/15/25(a)	31,892
330,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class D, 3.02%, 6/15/28	316,994
231,548	Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.97%, 3/15/27	231,559
750,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 6/15/29	754,022
550,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	551,309
475,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class C, 6.85%, 1/16/29	485,469
300,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	300,954
845,000	Ford Credit Auto Owner Trust, Series 2021-2, Class D, 2.60%, 5/15/34(a)	774,740
580,000	Ford Credit Auto Owner Trust, Series 2021-A, Class C, 0.83%, 8/15/28	559,584

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$600,000	GM Financial Automobile Leasing Trust, Series 2023-1, Class B, 5.51%, 1/20/27	$598,521
522,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27	500,884
1,000,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	989,746
700,000	Hyundai Auto Lease Securitization Trust, Series 2024-B, Class B, 5.56%, 8/15/28(a)	701,049
375,000	Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 4/25/29(a)	375,627
463,810	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33%, 9/15/27	451,324
505,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.16%, 12/17/29	511,925
562,000	Santander Revolving Auto Loan Trust, Series 2019-A, Class D, 3.45%, 1/26/32(a)	554,397
263,647	Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27(a)	263,763
171,134	VSE VOI Mortgage LLC, Series 2018-A, Class C, 4.02%, 2/20/36(a)	170,483

Total Asset Backed Securities		13,822,422
(Cost $13,854,175)
U.S. Treasury Obligations — 10.19%
U.S. Treasury Bills — 10.19%
1,000,000	U.S. Treasury Bill, 5.27%, 8/8/24(d)	994,465
2,250,000	U.S. Treasury Bill, 5.29%, 7/25/24(d)	2,242,160
2,000,000	U.S. Treasury Bill- When Issued, 5.29%, 7/2/24(d)	1,999,708
1,500,000	U.S. Treasury Bill- When Issued, 5.29%, 8/20/24(d)	1,489,081
		6,725,414

Total U.S. Treasury Obligations		6,725,414
(Cost $6,725,361)
Collateralized Mortgage Obligations — 2.57%
207,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (SOFR30A + 1.900%), 7.24%, 12/25/41(a),(b)	208,798
250,000	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (SOFR30A + 3.500%), 8.84%, 3/25/42(a),(b)	262,675
140,276	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M1, (SOFR30A + 2.000%), 7.34%, 3/25/42(a),(b)	142,249
110,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (SOFR30A + 3.100%), 8.44%, 3/25/42(a),(b)	114,301
300,000	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (SOFR30A + 1.800%), 7.14%, 2/25/44(a),(b)	301,663
140,994	Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M1A, (SOFR30A + 2.000%), 7.34%, 4/25/42(a),(b)	142,787

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$98,962	Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class M1A, (SOFR30A + 2.100%), 7.44%, 3/25/43(a),(b)	$100,713
420,891	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (SOFR30A + 2.000%), 7.34%, 5/25/43(a),(b)	425,684

Total Collateralized Mortgage Obligations		1,698,870
(Cost $1,668,594)
U.S. Government Agency Backed Mortgages — 0.40%
Fannie Mae — 0.40%
253,819	Pool #CB7160, 6.50%, 9/1/53	258,217
1,305	Series 2001-70, Class OF, (SOFR30A + 1.064%), 6.40%, 10/25/31(b)	1,316
1,049	Series 2009-87, Class FX, (SOFR30A + 0.864%), 6.20%, 11/25/39(b)	1,051
		260,584
Freddie Mac — 0.00%
1,049	Series 2448, Class FT, (SOFR30A + 1.114%), 6.45%, 3/15/32(b)	1,058
1,096	Series 2488, Class FQ, (SOFR30A + 1.114%), 6.45%, 3/15/32(b)	1,108
142	Series 3770, Class FP, (SOFR30A + 0.614%), 5.95%, 11/15/40(b)	142
		2,308

Total U.S. Government Agency Backed Mortgages		262,892
(Cost $263,814)

Commercial Paper — 2.27%
500,000	AT&T, Inc., 5.50%, 7/16/24(e)	498,646
500,000	Canadian Pacific Railway Co., 5.48%, 7/2/24(e)	499,699
500,000	VW Credit, Inc., 5.57%, 7/23/24(e)	498,079

Total Commercial Paper		1,496,424
(Cost $1,497,092)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
Investment Company — 2.52%
1,664,874	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(f)	$1,664,874

Total Investment Company		1,664,874
(Cost $1,664,874)

Total Investments		$65,350,579
(Cost $65,651,393) — 98.98%
Other assets in excess of liabilities — 1.02%		672,716
NET ASSETS — 100.00%		$66,023,295

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Floating rate note. Rate shown is as of report date.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(d)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(e)	The rate represents effective yield at the time of purchase.
(f)	Affiliated investment.
Financial futures contracts as of June 30, 2024:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	110	September 2024	$61,801	USD	$22,464,063	Barclays Capital Group
Total			$61,801

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
5 Year U.S. Treasury Note	17	September 2024	$(12,230)	USD	$1,811,828	Barclays Capital Group
Total			$(12,230)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

June 30, 2024 (Unaudited)
Abbreviations used are defined below:
GMTN - Global Medium Term Note
MTN - Medium Term Note
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SOFR30A - Secured Overnight Financing Rate 30 Day Average
TBA - To-be-announced
USD - United States Dollar